Equity (Details) - Schedule of dividends declared and paid - CLP ($) $ / shares in Units, $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of dividends declared and paid [Abstract]
Dividends per ordinary shares		$ 350,538	$ 356,311	$ 374,079
Dividends per ordinary share	[1]	$ 3.47	$ 3.53	$ 3.76

[1]	Dividends per share are calculated by dividing the amount of the dividend paid during each year by the previous year’s number of shares outstanding.